Investments - Summary of Investments in Listed Companies (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Investments in Indirect Subsidiaries and Associates [line items]
Associate	Braskem S.A.
Total	$ 3,421	$ 3,776
Braskem S.A. [member]
Investments in Indirect Subsidiaries and Associates [line items]
Associate	Braskem S.A.
Common shares [member]
Investments in Indirect Subsidiaries and Associates [line items]
Investments in associates number of shares	212,427	212,427
Quoted stock exchange	$ 11.75	$ 13.15
Market value, Associate	$ 2,495	$ 2,794
Class A preference shares [member]
Investments in Indirect Subsidiaries and Associates [line items]
Investments in associates number of shares	75,762	75,762
Quoted stock exchange	$ 12.23	$ 12.96
Market value, Associate	$ 926	$ 982